SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable, gross		$ 1,362,417
Allowance for doubtful accounts
Accounts receivable, net	2,032,717	1,362,417
Subsequent Collection [Member]
Accounts receivable, gross		$ 1,362,417
Percentage of subsequent collection		100.00%
Allowance for doubtful accounts
Accounts receivable, net	$ 1,311,268	$ 1,362,417
Percentage of subsequent collection, net	65.00%	100.00%
Less Than 6 Months [Member]
Accounts receivable, gross	$ 2,032,717	$ 1,362,342
Less Than 6 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 1,311,268	$ 1,362,342
Percentage of subsequent collection	65.00%	100.00%
From 7 To 9 Months [Member]
Accounts receivable, gross		$ 12
From 7 To 9 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross		$ 12
Percentage of subsequent collection		100.00%
From 10 To 12 Months [Member]
Accounts receivable, gross
From 10 To 12 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross
Over 1 Year [Member]
Accounts receivable, gross		63
Over 1 Year [Member] | Subsequent Collection [Member]
Accounts receivable, gross		$ 63
Percentage of subsequent collection		100.00%